Net Income (Loss) Per Share - Narrative (Details) - $ / shares shares in Millions	Aug. 01, 2019	Jul. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion of stock, conversion price (in USD per share)	$ 16.00	$ 16.00
IPO
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares sold and issued (in shares)	38.9
Sale of stock price per share (USD per share)	$ 16.00